Property and Equipment, Net - Schedule Of Property And Equipment Consist (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment		$ 12,480	$ 6,026
Less: accumulated depreciation and amortization		(2,162)	(1,126)
Property and equipment, net	$ 10,127	10,318	4,900
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		9,115	3,514
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		2,355	2,345
Lab equipment under capital leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		714	0
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		58	58
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		142	109
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 96	$ 0